COMMUNITY CAPITAL TRUST
CCM Alternative Income Fund
(the “Fund”)

Supplement dated June 2, 2014
to the
Prospectus
dated October 1, 2013

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective immediately, the minimum initial investment for the Fund’s Institutional Shares has been changed from $100,000 to $1,000. As a result, all references to $100,000 are changed to $1,000.

Please keep this Prospectus Supplement with your records.